SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011
Notes to Financial Statements
SUBSEQUENT EVENTS	The Company evaluated subsequent events, for the purpose of adjustment or disclosure, up through the date the financial statements were issued.	The Company evaluated subsequent events, for the purpose of adjustment or disclosure, up through the date the financial statements were issued.